Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  April 30, 2012


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$65,734
List of Other Included Managers:    NONE





Wedgewood Investors, Inc.
Form 13F
March 31, 2012

                                         	Title of	Value  Share/ 	Sh/	Put/	Invstmt	Other		Voting Authority
Name os Issuer			Symbol	Class	CUSIP       	(1,000)	 PrnAmt 	Prn	Call	Dscretn	Mgrs	Sole	Shared	None
3M Company			MMM     COM	88579Y101   	632	7,081	Sh		Sole			5,981		1,100
Altria Group Inc                MO      COM	02209S103   	1,146	37,134	Sh		Sole			33,334		3,800
Artio In'tl Equity Fd           BJBIX   MF     	04315j407   	210	8,450	Sh		Sole			8,450
AT&T Corp.                      T       COM	00206r102   	267	8,544	Sh		Sole			6,344		2,200
Becton Dickinson                BDX     COM	075887109	441	5,675	Sh		Sole			5,675
"Berkshire Hathaway Inc., Class 84670702COM	086470702	396	4,874	Sh		Sole			4,374		500
Boeing Co                       BA      COM	097023105	286	3,850	Sh		Sole			3,750		100
BP-Amoco                        BP      COM	055622104	748	16,614	Sh		Sole			12,914		3,700
Buffalo Science & Technology FunBUFTX   MF     	119530103	1,803	106,322	Sh		Sole			105,992		330
Calvert Shrt Dur Inc Fd         CSDAX   MF     	13161t104	241	15,055	Sh		Sole			15,055
CGM Realty Fund                 CGMRX   MF     	125325407	303	10,155	Sh		Sole			10,155
Chevron Corporation             CVX     COM	166764100	377	3,512	Sh		Sole			3,208		304
Church & Dwight Co Inc          CHD     COM	171340102	379	7,700	Sh		Sole			7,700
Citigroup Inc                   C       COM	172967101	217	5,938	Sh		Sole			5,788		150
ConocoPhillips                  COP     COM	20825c104	220	2,889	Sh		Sole			2,499		390
Consolidated Edison             ED      COM	209115104	209	3,575	Sh		Sole			3,375		200
Corning Inc                     GLW     COM	219350105	175	12,400	Sh		Sole			12,400
Dodge & Cox Stk Fd              DODGX   MF     	256219106	1,335	11,648	Sh		Sole			11,648
Erie Indemnity Co               ERIE    COM	29530P102	4,395	56,395	Sh		Sole			56,395
Exxon Mobil Corp                XOM     COM	30231G102	1,432	16,514	Sh		Sole			9,964		6,550
Fedex Corp                      FDX     COM	31428X106	797	8,670	Sh		Sole			7,670		1,000
Fidelity Adv Emrg Mkts Inc-I    FMKIX   MF     	315920702	287	20,644	Sh		Sole			19,857		787
Fidelity Blue Chip  Growth K    FBGKX   MF     	316389535	308	6,105	Sh		Sole					6,105
Fidelity Spartan 500 Index      FXSIX   MF     	315911768	285	5,696	Sh		Sole					5,696
First Niagara Financial Grp     FNFG    COM	33582v108	337	34,200	Sh		Sole			34,200
FMI LC Fund                     FMIHX   MF     	302933205	3,002	177,228	Sh		Sole			175,878		1,350
General Electric Co             GE      COM	369604103	252	12,559	Sh		Sole			8,359		4,200
General Mills                   GIS     COM	370334104	694	17,580	Sh		Sole			16,780		800
Genesee & Wyoming Inc           GWR     COM	371559105	262	4,800	Sh		Sole			4,500		300
Google Inc Class A              GOOG    COM	38259P508	423	660	Sh		Sole			635		25
H J Heinz Co                    HNZ     COM	423074103	397	7,418	Sh		Sole			6,418		1,000
Heartland Value Plus Fd         HRVIX   MF     	422352500	407	13,406	Sh		Sole			12,727		679
Hussman Strategic TTL Ret Fd    HSTRX   MF     	448108209	301	24,577	Sh		Sole			24,577
IBM                             IBM     COM	459200101	253	1,211	Sh		Sole			1,211
Intel Corp                      INTC    COM	458140100	236	8,377	Sh		Sole			6,477		1,900
iShares Barclays 1-3 Yr Trs Bd FSHY     COM	464287457	628	7,445	Sh		Sole			7,445
iShares Barclays Agg Bond ETF   AGG     COM	464287226	287	2,615	Sh		Sole			2,615
iShares IBoxx Inv Gr Corp Bd    LQD     COM	464287242	385	3,329	Sh		Sole			3,329
iShares MSCI Emerging Mkt ETF   EEM     COM	464287234	229	5,340	Sh		Sole			4,640		700
iShares Russell 2000 ETF        IWM     COM	464287655	258	3,121	Sh		Sole			3,021		100
iShares Russell 2000 Growth ETF IWO     COM	464287648	382	4,010	Sh		Sole			3,810		200
iShares Russell 2000 Value ETF  IWN     COM	464287630	335	4,594	Sh		Sole			4,392		202
iShares Russell MC Growth ETF   IWP     COM	464287481	654	10,409	Sh		Sole			9,409		1,000
iShares Russell MC Value ETF    IWS     COM	464287473	815	16,942	Sh		Sole			16,742		200
iShares S&P 500 ETF             IVV     COM	464287200	1,731	12,258	Sh		Sole			10,808		1,450
Janus Flexible Bd Fd            JAFIX   MF     	471023606	269	25,235	Sh		Sole			25,235
JC Data Solutions Inc.          JCDS    COM	47214a100	18	15,000	Sh		Sole			15,000
Johnson & Johnson               JNJ     COM	478160104	1,441	21,842	Sh		Sole			18,342		3,500
Kraft Foods Inc Cl A            KFT     COM	50075N104	400	10,512	Sh		Sole			9,952		560
L-3 Communications Holdings     LLL     COM	502424104	552	7,800	Sh		Sole			6,900		900
Lord Abbett Shrt Dur Inc Fd     LALDX   MF     	543916100	142	30,876	Sh		Sole			30,876
Lord Abbett Shrt Dur Inc I Fd   LLDYX   MF     	543916688	1,850	402,135	Sh		Sole			402,135
Lorillard Inc.                  LO      COM	544147101	531	4,100	Sh		Sole			3,400		700
McDonald's Corp.                MCD     COM	580135101	777	7,919	Sh		Sole			7,230		689
Meridian Growth Fund            MERDX   MF     	589619105	340	7,234	Sh		Sole			7,234
Natixis Loomis Inv Gr-Y         LSIIX   MF     	543487136	407	32,813	Sh		Sole			32,813
Nestle S.A. ADR                 NSRGY   COM	641069406	662	10,530	Sh		Sole			9,080		1,450
Neuberger Berman Genesis Fd     NBGIX   MF     	641233200	274	5,533	Sh		Sole					5,533
Norfolk Southern Corp.          NSC     COM	655844108	342	5,200	Sh		Sole			4,900		300
Oneok Inc.                      OKE     COM	682680103	447	5,475	Sh		Sole			4,775		700
Pepsico Inc                     PEP     COM	713448108	568	8,560	Sh		Sole			7,360		1,200
Perkins MC Value Fd             JMCVX   MF     	471023598	2,695	121,329	Sh		Sole			121,329
Pfizer Inc                      PFE     COM	717081103	390	17,233	Sh		Sole			14,533		2,700
Philip Morris Int'l             PM      COM	718172109	2,103	23,734	Sh		Sole			21,534		2,200
Pimco Commodity Rr Strategy Fd  PCRDX   MF     	722005550	95	14,466	Sh		Sole			14,466
Pimco Total Return Inst'l Fd    PTTRX   MF     	693390700	2,875	259,280	Sh		Sole			259,280
Procter & Gamble Co             PG      COM	742718109	935	13,915	Sh		Sole			13,215		700
Rainier Small/Mid Growth Fd     RIMSX   MF     	750869208	266	7,217	Sh		Sole			7,217
Raytheon Co                     RTN     COM	755111507	342	6,475	Sh		Sole			6,275		200
Republic Services Inc.          RSG     COM	760759100	469	15,334	Sh		Sole			13,934		1,400
Royce Premier SC Fd             RYPRX   MF     	780905600	227	10,993	Sh		Sole			10,993
Royce Value Fund                RYVFX   MF     	780905733	1,265	104,475	Sh		Sole			102,816		1,659
Scout Int'l Fd                  UMBWX   MF     	81063U503	2,914	91,736	Sh		Sole			90,798		938
Scout SC Fd                     UMBHX   MF     	81063U305	814	48,770	Sh		Sole			47,479		1,291
Sequoia Fund                    SEQUX   MF     	817418106	4,242	26,321	Sh		Sole			26,013		308
Sit DV Gwth Fd                  SDVSX   MF     	82980D806	412	28,409	Sh		Sole			27,231		1,178
Southern Co                     SO      COM	842587107	263	5,850	Sh		Sole			4,250		1,600
Stericycle                      SRCL    COM	858912108	304	3,640	Sh		Sole			2,840		800
T Rowe MC Growth                RPMGX   MF     	779556109	287	4,810	Sh		Sole			4,810
Thompson Plumb Bond Fund        THOPX   MF     	884891201	624	54,059	Sh		Sole			54,059
Thornburg LTD TERM Income       THIIX   MF     	885215681	297	22,138	Sh		Sole			22,138
Union Pacific Corp.             UNP     COM	907818108	693	6,450	Sh		Sole			950		5,500
Vanguard Hi-Yld Corp            VWEHX   MF     	922031208	60	10,225	Sh		Sole			10,225
Vanguard Index 500              VFINX   MF     	922908108	1,901	14,646	Sh		Sole			14,646
Vanguard Intm Term Corp Inv     VFICX   MF     	922031885	337	33,387	Sh		Sole			33,387
Vanguard Natural Resources      VNR     COM	92205f106	229	8,300	Sh		Sole			7,500		800
Verizon Communications          VZ      COM	92343V104	397	10,374	Sh		Sole			10,174		200
VF Corp                         VFC     COM	918204108	358	2,450	Sh		Sole			2,050		400
VM Ware Inc Cl A                VMW     COM	928563402	294	2,620	Sh		Sole			2,420		200
Vodafone Group PLC ADR New      VOD     COM	92857w209	209	7,556	Sh		Sole			7,356		200
Wabtec Corp                     WAB     COM	929740108	682	9,050	Sh		Sole			8,450		600
Wal-Mart Stores Inc.            WMT     COM	931142103	256	4,187	Sh		Sole			4,187
Waste Management Inc.           WM      COM	94106L109	322	9,200	Sh		Sole			9,200


Report Summary	92 Data Records						65,734			0 Other Managers on whose behalf report is run
